Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income before Income Taxes and Provision for Income Taxes

Income before income taxes and the provision for income taxes in fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Income before income taxes:
Japan	¥302,995	¥296,577	¥254,352
Overseas	121,970	138,924	141,378

	¥424,965	¥435,501	¥395,730

Provision for income taxes:
Current—
Japan	¥85,963	¥85,514	¥83,995
Overseas	32,758	22,810	19,824

	118,721	108,324	103,819

Deferred—
Japan	20,859	5,960	(51,795)
Overseas	4,459	(372)	16,667

	25,318	5,588	(35,128)

Provision for income taxes	¥144,039	¥113,912	¥68,691

Reconciliations of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes

Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Income before income taxes	¥424,965	¥435,501	¥395,730

Tax provision computed at statutory rate	¥134,714	¥138,054	¥124,655
Increases (reductions) in taxes due to:
Change in valuation allowance	57	(6,971)	(329)
Nondeductible expenses	4,550	3,000	4,431
Nontaxable income	(3,504)	(4,464)	(15,176)
Effect of lower tax rates on certain subsidiaries	(2,780)	(5,713)	(17,950)
Effect of investor taxes on earnings of subsidiaries	8,650	3,831	(26,756)
Effect of the tax rate change related to the new tax law	1,219	(16,232)	(1,264)
Other, net	1,133	2,407	1,080

Provision for income taxes	¥144,039	¥113,912	¥68,691

Total Income Tax Recognized

Total income taxes recognized in fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Provision for income taxes	¥144,039	¥113,912	¥68,691
Income taxes on other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(6,293)	(11,084)	4,013
Net change of debt valuation adjustments	0	0	90
Net change of defined benefit pension plans	2,582	(911)	(2,864)
Net change of foreign currency translation adjustments	(8,576)	(1,517)	729
Net change of unrealized gains (losses) on derivative instruments	229	139	(1,258)
Direct adjustments to shareholders’ equity	(1)	(2)	0

Total income taxes	¥131,980	¥100,537	¥69,401

Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2018 and 2019 are as follows:

	Millions of yen
	2018	2019
Assets:
Net operating loss carryforwards	¥27,144	¥14,246
Allowance for doubtful receivables on direct financing leases and probable loan losses	12,984	16,336
Investment in securities	8,650	5,045
Accrued expenses	20,729	21,498
Investment in operating leases	15,400	13,134
Property under facility operations	11,048	8,642
Installment loans	5,916	4,737
Other	53,300	58,689

	155,171	142,327
Less: valuation allowance	(14,676)	(13,156)

	140,495	129,171
Liabilities:
Investment in direct financing leases	11,503	10,819
Investment in operating leases	92,243	97,653
Unrealized gains (losses) on investment in securities	4,957	6,971
Deferred insurance policy acquisition costs	49,982	56,132
Policy liabilities and policy account balances	54,202	38,227
Property under facility operations	10,596	11,594
Other intangible assets	99,999	97,426
Undistributed earnings	89,311	42,329
Prepaid benefit cost	9,290	8,932
Other	34,520	38,959

	456,603	409,042

Net deferred tax liability	¥316,108	¥279,871

Net deferred tax assets and liabilities at March 31, 2018 and 2019 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2018	2019
Other assets	¥32,041	¥33,962
Income taxes: Deferred	348,149	313,833

Net deferred tax liability	¥316,108	¥279,871

Net Operating Loss Carryforwards Expire Date

The Company and certain subsidiaries have net operating loss carryforwards of ¥135,814 million at March 31, 2019, which expire as follows:

Years ending March 31,	Millions of yen
2020	¥13,505
2021	12,775
2022	6,074
2023	7,614
2024	18,484
Thereafter	61,673
Indefinite period	15,689

Total	¥135,814